Accounts payable and accrued liabilities	12 Months Ended
Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable and accrued liabilities

Note 12 — Accounts payable and accrued liabilities

	As of March 31,
	2023	2022
Accounts payable	159,908	846,474
Accrued bonuses	409,706	—
Accrued payroll taxes	14,000	—
Accrued liabilities	121,991	268,999
Current accounts payable and accrued liabilities	705,605	1,115,473

Amounts included in accounts payables

Accounts payable and accrued liabilities mainly consist of professional fees, legal fees, bonus accruals, and consulting services and to various vendors as of March 31, 2023 and 2022, respectively. During the year ended March 31, 2023, the Company settled an outstanding payable balance with a vendor wich resulted in a gain on debt extinguishment of $294,383.